Stock-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Stock-Based Compensation
Outstanding beginning of period	13.9
Options granted	1.5
Options exercised	(2.3)	(2.9)	(3.3)
Options canceled	(0.1)
Outstanding end of period	13.0	13.9
Exercisable	7.8
Weighted Average Exercise Price Per Share Outstanding, beginning balance	$ 30.38
Options granted Weighted Average Exercise Price Per Share	$ 42.81
Options exercised Weighted Average Exercise Price Per Share	$ 24.64
Options canceled Weighted Average Exercise Price Per Share	$ 34.83
Weighted Average Exercise Price Per Share Outstanding, ending balance	$ 32.77	$ 30.38
Exercisable Weighted Average Exercise Price Per Share	$ 30.16
Weighted Average Remaining Contractual Life Outstanding, beginning balance	5.62
Weighted Average Remaining Contractual Life Outstanding, ending balance	5.53	5.62
Exercisable Weighted Average Remaining Contractual Life	3.90
Aggregate Intrinsic Value Outstanding, beginning balance	$ 173.9
Aggregate Intrinsic Value Outstanding, ending balance	235.6	173.9
Exercisable Aggregate Intrinsic Value	$ 161.1